Employee Benefit Plan	12 Months Ended
Dec. 31, 2014
Postemployment Benefits [Abstract]
Employee Benefit Plan

11. Employee Benefit Plan

The Company has a defined contribution 401(k) plan (the “Plan”) for all employees. Employees are eligible to participate in the Plan if they are at least 21 years of age or older. Under the terms of the Plan, employees may make voluntary contributions as a percentage of compensation.